Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of the net investment in business interests and intangible assets
Fair value given for business acquired			£ (139)
Acquisition of interest in associates	£ (14)	£ (4)
Additional investment in associates		(1)	(5)
Cash paid for assets and liabilities purchased	244	(2,296)
Net inflow/(outflow) of cash in respect of acquisitions	230	(2,301)	(144)
Disposal of net assets and liabilities		1,003	5,560
Loss on disposal of net assets and liabilities		(8)	(87)
Net inflow of cash in respect of disposals		995	5,473
Dividends received from associate	19	1	16
Net cash expenditure on intangible assets	(617)	(614)	(744)
Net (outflow)/inflow of cash	£ (368)	£ (1,919)	£ 4,601